Other Long-Term Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Other Liabilities Disclosure [Abstract]
Post-retirement and post-employment benefit liability (Note 19)	$ 1,364	$ 1,784
Environmental liabilities (Note 20)	68	88
Lease obligations (Note 22)	42	44
Asset retirement obligations (Note 21)	28	14
Due to related parties (Note 28)	26	29
Long-term accounts payable	1	3
Pension benefit liability (Note 19)	0	713
Other long-term liabilities	29	19
Other long-term liabilities	$ 1,558	$ 2,694